Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Transactions Between Related Parties
For the year ended December 31, 2023 and 2022, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2023	2022
Trade and other receivables	$13,697	$13,320
Investments	13,901	24,026
Deferred revenue	1,904	2,095

Transactions during the year with related party - Weichai Ballard JV	2023	2022
Revenues	$8,099	$8,115
Cost of goods sold and operating expense	1,996	3,225
Key management personnel compensation is comprised of:

	2023	2022
Salaries and employee benefits	$3,817	$3,416
Post-employment retirement benefits	65	61
Termination benefits	—	247
Share-based compensation (note 21)	2,622	1,793
	$6,504	$5,517